Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Calculation of Basic and Diluted Earnings Per Share

Basic and diluted earnings per share for each of the years presented is calculated as follows:

	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$	RMB	US$
	Class B	Class B	Class A	Class A	Class B	Class B
Earnings per share—basic:
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share—basic	13,557	4,243	2,758	456	103,296	17,063

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	230,768,220	229,374,777	6,198,153	6,198,153	232,144,532	232,144,532
Denominator used for earnings per share	230,768,220	229,374,777	6,198,153	6,198,153	232,144,532	232,144,532

Earnings per share—basic	0.06	0.02	0.45	0.07	0.45	0.07

Earnings per share—diluted:
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share— diluted	13,557	4,243	10,875	1,796	95,179	15,723
Reallocation of net income attributable to ordinary shareholders as a result of conversion of Class B to Class A shares	—	—	95,179	15,723	—	—

Net income attributable to ordinary shareholders	13,557	4,243	106,054	17,519	95,179	15,723

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	230,768,220	229,374,777	6,198,153	6,198,153	232,144,532	232,144,532
Conversion of Class B to Class A ordinary shares	—	—	232,144,532	232,144,532	—	—
Stock options	6,475,349	4,303,704	21,386,682	21,386,682	—	—

Denominator used for earnings per share	237,243,569	233,678,481	259,729,367	259,729,367	232,144,532	232,144,532

Earnings per share—diluted	0.06	0.02	0.41	0.07	0.41	0.07

Earnings per ADS:
Denominator used for earnings per ADS - basic	—	—	619,815	619,815	—	—
Denominator used for earnings per ADS - diluted	—	—	25,972,937	25,972,937	—	—
Earnings per ADS - basic	—	—	4.45	0.74	—	—
Earnings per ADS - diluted	—	—	4.08	0.67	—	—